SUPPLEMENT TO FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
DECEMBER 29, 1999 PROSPECTUS

Effective April 1, 2000, the following information replaces similar information found in the "Fund Management" section on P-30.

Patricia Satterthwaite is vice president and lead manager of Latin America Fund, and vice president and manager of Emerging Markets Fund, which she has managed since April 1993 and April 2000, respectively. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Satterthwaite has worked as an analyst and manager.

Effective April 1, 2000, the following information replaces similar information found in the "Fund Management" section on P-30.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for each fund. As of September 28, 1999, FIIA(U.K.)L had approximately $2.6 billion in discretionary assets under management. Currently, FIIA(U.K.)L is primarily responsible for choosing investments for Europe Fund and Nordic Fund. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, Emerging Markets Fund, Europe Capital Appreciation Fund, Hong Kong and China Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund.

SUPPLEMENT TO
FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE
FUND,
FIDELITY EUROPE CAPITAL APPRECIATION FUND,
FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND,
FIDELITY JAPAN SMALLER COMPANIES FUND (FORMERLY FIDELITY JAPAN SMALL COMPANIES FUND),
FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, AND
FIDELITY SOUTHEAST ASIA FUND

   DECEMBER 29, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 47.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

   J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

   ROBERT A. DWIGHT (41),Treasurer (2000), is Treasurer of the Fidelity funds and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                  Edward C. Johnson 3d**  Abigail P. Johnson **  Ralph  F. Cox  Phyllis Burke Davis  Robert  M. Gates
FUND

Canada FundB                   $ 0                     $ 0                    $ 14           $ 13                 $ 14

Emerging Markets FundB         $ 0                     $ 0                    $ 96           $ 93                 $ 96

Europe FundB                   $ 0                     $ 0                    $ 445          $ 427                $ 441

Europe Capital Appreciation    $ 0                     $ 0                    $ 176          $ 169                $ 174
FundB

Hong Kong and China FundB      $ 0                     $ 0                    $ 43           $ 41                 $ 43

Japan FundB                    $ 0                     $ 0                    $ 116          $ 112                $ 116

Japan Smaller Companies FundB  $ 0                     $ 0                    $ 147          $ 142                $ 146

Latin America FundB            $ 0                     $ 0                    $ 98           $ 94                 $ 97

Nordic FundB                   $ 0                     $ 0                    $ 31           $ 30                 $ 31

Pacific Basin FundB            $ 0                     $ 0                    $ 91           $ 88                 $ 91

Southeast Asia FundB           $ 0                     $ 0                    $ 83           $ 80                 $ 83

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                    $223,500       $220,500             $ 223,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                   E. Bradley Jones ***  Donald J. Kirk  Ned C. Lautenbach ****  Peter S. Lynch **  William O. McCoy
FUND

Canada FundB                   $ 13                  $ 13            $ 1                     $ 0                $ 14

Emerging Markets FundB         $ 96                  $ 95            $ 10                    $ 0                $ 96

Europe FundB                   $ 441                 $ 438           $ 31                    $ 0                $ 441

Europe Capital Appreciation    $ 174                 $ 173           $ 11                    $ 0                $ 174
FundB

Hong Kong and China FundB      $ 43                  $ 42            $ 4                     $ 0                $ 43

Japan FundB                    $ 116                 $ 115           $ 18                    $ 0                $ 116

Japan Smaller Companies FundB  $ 147                 $ 146           $ 40                    $ 0                $ 146

Latin America FundB            $ 97                  $ 97            $ 7                     $ 0                $ 97

Nordic FundB                   $ 31                  $ 31            $ 2                     $ 0                $ 31

Pacific Basin FundB            $ 90                  $ 90            $ 14                    $ 0                $ 91

Southeast Asia FundB           $ 82                  $ 82            $ 9                     $ 0                $ 83

TOTAL COMPENSATION FROM THE    $222,000              $226,500        $ 0                     $ 0                $ 223,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Gerald C. McDonough  Marvin L. Mann  Robert C.  Pozen **  Thomas R. Williams
FUND

Canada FundB                   $ 17                 $ 14            $ 0                  $ 13

Emerging Markets FundB         $ 119                $ 96            $ 0                  $ 94

Europe FundB                   $ 545                $ 441           $ 0                  $ 433

Europe Capital Appreciation    $ 215                $ 174           $ 0                  $ 171
FundB

Hong Kong and China FundB      $ 53                 $ 43            $ 0                  $ 42

Japan FundB                    $ 144                $ 116           $ 0                  $ 114

Japan Smaller Companies FundB  $ 184                $ 146           $ 0                  $ 143

Latin America FundB            $ 120                $ 97            $ 0                  $ 95

Nordic FundB                   $ 38                 $ 31            $ 0                  $ 30

Pacific Basin FundB            $ 113                $ 91            $ 0                  $ 89

Southeast Asia FundB           $ 103                $ 83            $ 0                  $ 81

TOTAL COMPENSATION FROM THE    $ 273,500            $220,500        $ 0                  $223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds and Ms. Johnson are compensated by FMR.

*** Mr. Jones served on the Board of Trustees through December 31,
1999.

**** During the period from October 14, 1999 through December 31,
1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash.

   EFFECTIVE APRIL 1, 2000, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 56.

   Currently, FIIA is primarily responsible for choosing investments for Southeast Asia Fund and Hong Kong and China Fund. Currently, FIIA (U.K.)L is primarily responsible for choosing investments for Europe Fund and Nordic Fund. Currently, FIJ is primarily responsible for choosing investments for Japan Fund and Japan Smaller Companies
Fund.